Risk Management Activities - Netting Arrangements (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Current risk management liabilities
Disclosure of financial liabilities [abstract]
Gross amounts of recognized financial liabilities	$ (1,953)	$ (529)
Amounts set off	883	307
Net amounts presented on the statement of financial position	(1,033)	(211)
Master netting arrangements	62	92
Net amount	(971)	(119)
Long-term risk management liabilities
Disclosure of financial liabilities [abstract]
Gross amounts of recognized financial liabilities	(449)	(89)
Amounts set off	43	16
Net amounts presented on the statement of financial position	(402)	(70)
Master netting arrangements	7	23
Net amount	(395)	(47)
Accounts payable and accrued liabilities
Disclosure of financial liabilities [abstract]
Gross amounts of recognized financial liabilities	(1,344)	(689)
Amounts set off	934	571
Net amounts presented on the statement of financial position	(411)	(118)
Master netting arrangements	176	35
Net amount	(235)	(83)
Current risk management assets
Disclosure of financial assets [abstract]
Gross amounts of recognized financial assets	1,602	636
Amounts set off	(883)	(307)
Net amounts presented on the statement of financial position	688	316
Master netting arrangements	(62)	(92)
Net amount	626	224
Long-term risk management assets
Disclosure of financial assets [abstract]
Gross amounts of recognized financial assets	204	285
Amounts set off	(43)	(16)
Net amounts presented on the statement of financial position	157	260
Master netting arrangements	(7)	(23)
Net amount	150	237
Trade and other receivables
Disclosure of financial assets [abstract]
Gross amounts of recognized financial assets	1,330	699
Amounts set off	(934)	(571)
Net amounts presented on the statement of financial position	396	128
Master netting arrangements	(176)	(35)
Net amount	$ 220	$ 93